ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 73.9%
U.S. TREASURY OBLIGATIONS - 73.9%
U.S. Treasury Bills	1.538%	06/04/20	$87	$86,999
U.S. Treasury Bills	1.559%	06/11/20	542	541,985
U.S. Treasury Bills	1.538%	06/18/20	3,991	3,990,783
U.S. Treasury Bills	1.554%	07/02/20	663	662,926
U.S. Treasury Bills	1.531%	07/09/20	917	916,882
U.S. Treasury Bills	1.549%	07/16/20	97	96,985
U.S. Treasury Bills	1.538%	07/23/20	524	523,907
U.S. Treasury Bills	1.538%	07/30/20	547	546,886
U.S. Treasury Bills	1.542%	08/06/20	674	673,833
U.S. Treasury Bills	1.533%	08/13/20	1,827	1,826,542
U.S. Treasury Bills	1.528%	08/20/20	686	685,790
U.S. Treasury Bills	1.199%	08/27/20	1,281	1,280,582
U.S. Treasury Bills	0.429%	09/03/20	1,015	1,014,619
U.S. Treasury Bills	0.240%	09/10/20	1,632	1,631,302
U.S. Treasury Bills	(0.038)%	09/17/20	1,638	1,637,250
U.S. Treasury Bills	(0.018)%	09/24/20	2,422	2,420,781
U.S. Treasury Bills	0.119%	10/01/20	1,100	1,099,422
U.S. Treasury Bills	0.200%	10/08/20	1,241	1,240,322
U.S. Treasury Bills	0.132%	10/15/20	499	498,717
U.S. Treasury Bills	0.112%	10/22/20	800	799,500
U.S. Treasury Bills	0.086%	10/29/20	700	699,526
U.S. Treasury Bills	0.112%	11/12/20	590	589,580
U.S. Treasury Bills	0.132%	11/19/20	299	298,759
U.S. Treasury Bills	0.147%	11/27/20	213	212,831
				23,976,709
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,959,000)				23,976,709
TOTAL INVESTMENTS - 73.9%
(Cost $23,959,000)				23,976,709

OTHER ASSETS IN EXCESS OF LIABILITIES - 26.1%				8,454,121
NET ASSETS - 100.0%				$32,430,830

* Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.

Futures contracts outstanding as of May 31, 2020 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
3-Month Euro Euribor	Dec-20	1	$278,637	$14
3-Month Euro Euribor	Mar-21	13	3,622,816	(2,609)
90-DAY Bank Bill	Sep-20	6	3,997,631	1,805
90-DAY Bank Bill	Dec-20	31	20,652,391	9,434
90-DAY Bank Bill	Mar-21	4	2,664,825	591
90-DAY Bank Bill	Jun-21	2	1,332,347	804
90-DAY Bank Bill	Sep-21	2	1,332,281	771
90-DAY Bank Bill	Dec-21	1	666,075	(98)
90-DAY Eurodollar Futures	Dec-20	32	7,975,600	(588)
90-DAY Eurodollar Futures	Mar-21	20	4,989,000	5,750
90-DAY Eurodollar Futures	Jun-21	2	499,025	3,000
90-DAY Eurodollar Futures	Sep-21	2	499,025	2,875
90-DAY Eurodollar Futures	Dec-21	2	498,875	2,825
90-DAY Eurodollar Futures	Mar-22	16	3,991,200	7,025
90-DAY Eurodollar Futures	Jun-22	1	249,375	2,750
90-DAY Eurodollar Futures	Sep-22	1	249,312	1,100
90-DAY Eurodollar Futures	Dec-22	1	249,212	75
90-DAY Eurodollar Futures	Mar-23	14	3,488,100	2,387
90-DAY Sterling Futures	Dec-20	43	6,626,812	(147)
90-DAY Sterling Futures	Mar-21	77	11,871,967	25,387
90-DAY Sterling Futures	Jun-21	9	1,387,771	4,099
90-DAY Sterling Futures	Sep-21	36	5,551,086	17,207
90-DAY Sterling Futures	Dec-21	7	1,079,216	3,481
90-DAY Sterling Futures	Mar-22	31	4,779,144	12,412
90-DAY Sterling Futures	Jun-22	7	1,078,999	2,694
90-DAY Sterling Futures	Sep-22	6	924,671	2,069
90-DAY Sterling Futures	Dec-22	6	924,533	332
90-DAY Sterling Futures	Mar-23	21	3,235,378	9,062
Australian 10-Year Bond Futures	Jun-20	3	202,609	(928)
Australian 3-Year Bond Futures	Jun-20	66	5,152,629	2,676
Bank Acceptance Futures	Dec-20	4	722,446	2,542
Bank Acceptance Futures	Mar-21	4	722,446	2,315
Bank Acceptance Futures	Jun-21	4	722,337	472
Bank Acceptance Futures	Sep-21	3	541,644	2,360
Bank Acceptance Futures	Dec-21	2	360,969	(9)
Bank Acceptance Futures	Mar-22	1	180,457	9
Brent Crude Futures	Aug-20	1	37,840	440
CAC40 10 Euro Futures	Jun-20	12	624,203	(3,236)
Canadian 10-Year Bond Futures	Sep-20	3	334,764	261
CHF Currency Futures	Jun-20	15	1,950,000	5,756
DAX Index Futures	Jun-20	2	643,968	(93,785)
DJIA Mini E-CBOT	Jun-20	1	126,890	300
EUR Foreign Exchange Currency Futures	Jun-20	4	555,050	(15,550)
Euro STOXX 50	Jun-20	7	236,685	(13,099)
Euro-BTP Futures	Jun-20	3	473,414	966
Euro-Schatz Futures	Jun-20	16	1,990,187	(5,833)
JPY Currency Futures	Jun-20	21	2,435,081	(6,319)
LME Aluminum Forward	Jun-20	113	4,336,375	(177,021)
LME Copper Forward	Jun-20	22	2,947,313	19,788
LME Nickel Forward	Jun-20	6	441,747	(393)
LME Zinc Forward	Jun-20	2	99,538	(354)
Long Gilt Futures	Sep-20	6	1,018,426	642
Nasdaq 100 E-Mini	Jun-20	4	764,820	46,325
Nikkei 225 (Singapore Exchange)	Jun-20	8	808,197	4,451
S&P 500 E-Mini Futures	Jun-20	115	17,491,500	3,224,340
Silver Futures	Jul-20	3	277,485	9,160
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Sep-20	2	278,125	3,555
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Sep-20	3	662,531	305
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-20	3	535,125	3,211
WTI Crude Futures	Jul-20	2	70,980	(10,350)
				$3,117,504

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Jun-20	6	$(846,715)	$1,678
AUD/USD Currency Futures	Jun-20	5	(333,000)	(7,750)
Brent Crude Futures	Aug-20	1	(37,840)	(7,590)
CAD Currency Futures	Jun-20	24	(1,741,440)	(10,758)
Cocoa Futures	Jul-20	1	(24,540)	(2,170)
Cocoa Futures	Sep-20	1	(24,080)	(1,500)
Coffee 'C' Futures	Sep-20	5	(184,031)	12,563
Copper Futures	Jul-20	5	(303,187)	(13,175)
Corn Futures	Jul-20	16	(260,600)	6,088
Corn Futures	Dec-20	22	(372,625)	12,975
Cotton No.2 Futures	Dec-20	7	(201,180)	2,375
Emissions ICE	Dec-20	1	(23,755)	(2,131)
Euro/JPY Futures	Jun-20	4	(554,824)	(10,918)
Euro-Bobl Futures	Jun-20	2	(300,047)	(821)
Euro-Bund Futures	Jun-20	5	(957,196)	(7,315)
Euro-Oat Futures	Jun-20	1	(186,977)	(2,253)
FTSE 100 Index Futures	Jun-20	7	(523,928)	(17,432)
FTSE/JSE TOP 40	Jun-20	1	(26,566)	(6,415)
Gasoline RBOB Futures	Jul-20	1	(45,297)	(19,656)
Gasoline RBOB Futures	Aug-20	1	(45,818)	(2,184)
GBP Currency Futures	Jun-20	8	(616,300)	(8,838)
Gold 100 Oz Futures	Aug-20	1	(175,170)	5,990
Hang Seng China Enterprises Index Futures	Jun-20	1	(61,253)	(168)
Hang Seng Index Futures	Jun-20	7	(1,028,078)	17,300
Kansas City Hard Red Winter Wheat Futures	Jul-20	1	(23,525)	(825)
Lean Hogs Futures	Jul-20	1	(22,810)	9,170
Lean Hogs Futures	Aug-20	6	(136,140)	5,050
Live Cattle Futures	Aug-20	1	(39,840)	3,960
Live Cattle Futures	Oct-20	4	(162,280)	3,390
Live Cattle Futures	Dec-20	1	(41,880)	(440)
LME Aluminum Forward	Jun-20	113	(4,336,375)	277,625
LME Aluminum Forward	Sep-20	23	(893,406)	(34,984)
LME Copper Forward	Jun-20	22	(2,947,313)	86,498
LME Copper Forward	Sep-20	4	(538,175)	(21,206)
LME Nickel Forward	Jun-20	6	(441,747)	31,248
LME Nickel Forward	Sep-20	4	(296,136)	(3,447)
LME Zinc Forward	Jun-20	2	(99,538)	7,616
LME Zinc Forward	Sep-20	1	(49,731)	(229)
Low Sulphur Gasoil G Futures	Jul-20	1	(29,475)	2,925
Low Sulphur Gasoil G Futures	Aug-20	1	(30,350)	(2,750)
MSCI EAFE Index Futures	Jun-20	1	(86,280)	(4,930)
MSCI Emerging Markets Index Futures	Jun-20	2	(93,290)	(8,245)
MXN Currency Futures	Jun-20	1	(22,480)	(2,170)
Natural Gas Futures	Jul-20	15	(277,350)	15,130
Natural Gas Futures	Aug-20	10	(194,000)	4,210
NY Harbor Ultra-Low Sulfur Diesel Futures	Jul-20	7	(304,760)	(2,667)
NZD Currency Futures	Jun-20	7	(433,790)	(8,310)
OMX Stockholm 30 Index Futures	Jun-20	3	(51,833)	(2,109)
Short BTP Future	Jun-20	1	(124,281)	(566)
Soybean Futures	Jul-20	12	(504,450)	2,100
Soybean Futures	Nov-20	7	(298,113)	(2,363)
Soybean Meal Futures	Jul-20	3	(84,960)	2,010
SPI 200 Futures	Jun-20	1	(95,800)	(8,632)
Sugar No. 11 (World)	Jul-20	19	(232,165)	(6,518)
Sugar No. 11 (World)	Oct-20	17	(208,869)	(8,120)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Sep-20	3	(376,875)	352
Wheat (Chicago Board of Trade)	Jul-20	20	(520,750)	(5,863)
Wheat (Chicago Board of Trade)	Dec-20	4	(106,450)	(3,988)
WTI Crude Futures	Sep-20	3	(108,600)	(6,220)
				$254,597
Total Futures Contracts				$3,372,101

Forward foreign currency contracts outstanding as of May 31, 2020 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	25,476	USD	16,962	Jun 01 2020	SOCIETE GENERALE	$19
AUD	25,476	USD	16,949	Jun 02 2020	SOCIETE GENERALE	32
BRL	738,241	USD	150,000	Jun 17 2020	SOCIETE GENERALE	(11,802)
CHF	372,831	USD	384,957	Jun 02 2020	SOCIETE GENERALE	2,721
CHF	372,831	USD	386,684	Jun 03 2020	SOCIETE GENERALE	1,003
CNH	708,669	USD	100,000	Jun 17 2020	SOCIETE GENERALE	(846)
COP	201,998,575	USD	50,000	Jun 17 2020	SOCIETE GENERALE	4,057
CZK	1,286,904	EUR	50,000	Jun 17 2020	SOCIETE GENERALE	(2,433)
EUR	100,000	CZK	2,762,684	Jun 17 2020	SOCIETE GENERALE	(2,926)
EUR	100,000	HUF	33,604,666	Jun 17 2020	SOCIETE GENERALE	3,593
EUR	821,782	JPY	98,003,780	Jun 02 2020	SOCIETE GENERALE	3,505
EUR	150,000	NOK	1,694,702	Jun 17 2020	SOCIETE GENERALE	(7,795)
EUR	150,000	PLN	675,663	Jun 17 2020	SOCIETE GENERALE	(1,868)
EUR	200,000	SEK	2,209,131	Jun 17 2020	SOCIETE GENERALE	(12,399)
EUR	168,694	USD	187,014	Jun 01 2020	SOCIETE GENERALE	255
EUR	653,088	USD	724,616	Jun 03 2020	SOCIETE GENERALE	411
GBP	105,277	USD	129,838	Jun 01 2020	SOCIETE GENERALE	179
GBP	105,277	USD	129,743	Jun 02 2020	SOCIETE GENERALE	275
HUF	34,945,314	EUR	100,000	Jun 17 2020	SOCIETE GENERALE	694
INR	3,810,082	USD	50,000	Jun 17 2020	SOCIETE GENERALE	295
JPY	34,545,490	USD	320,827	Jun 01 2020	SOCIETE GENERALE	(492)
JPY	98,003,780	USD	909,616	Jun 02 2020	SOCIETE GENERALE	(835)
KRW	62,493,630	USD	50,000	Jun 17 2020	SOCIETE GENERALE	458
NOK	610,717	EUR	50,000	Jun 17 2020	SOCIETE GENERALE	7,312
PHP	10,221,048	USD	200,000	Jun 17 2020	SOCIETE GENERALE	1,815
PLN	442,314	EUR	100,000	Jun 17 2020	SOCIETE GENERALE	(781)
SEK	2,133,593	EUR	200,000	Jun 17 2020	SOCIETE GENERALE	4,381
THB	3,225,561	USD	100,000	Jun 17 2020	SOCIETE GENERALE	1,393
TRY	1,404,148	USD	200,000	Jun 17 2020	SOCIETE GENERALE	4,683
TWD	1,483,500	USD	50,000	Jun 17 2020	SOCIETE GENERALE	(581)
USD	16,827	AUD	25,476	Jun 01 2020	SOCIETE GENERALE	(154)
USD	16,962	AUD	25,476	Jun 02 2020	SOCIETE GENERALE	(19)
USD	16,949	AUD	25,476	Jun 03 2020	SOCIETE GENERALE	(32)
USD	200,000	BRL	959,256	Jun 17 2020	SOCIETE GENERALE	20,428
USD	386,674	CHF	372,831	Jun 02 2020	SOCIETE GENERALE	(1,004)
USD	50,000	CLP	41,812,825	Jun 17 2020	SOCIETE GENERALE	(2,238)
USD	150,000	CNH	1,066,369	Jun 17 2020	SOCIETE GENERALE	798
USD	100,000	COP	395,521,850	Jun 17 2020	SOCIETE GENERALE	(5,846)
USD	185,371	EUR	168,694	Jun 01 2020	SOCIETE GENERALE	(1,899)
USD	911,618	EUR	821,782	Jun 02 2020	SOCIETE GENERALE	(668)
USD	128,933	GBP	105,277	Jun 01 2020	SOCIETE GENERALE	(1,084)
USD	129,838	GBP	105,277	Jun 02 2020	SOCIETE GENERALE	(180)
USD	129,743	GBP	105,277	Jun 03 2020	SOCIETE GENERALE	(275)
USD	100,000	ILS	357,323	Jun 17 2020	SOCIETE GENERALE	(1,785)
USD	100,000	INR	7,664,260	Jun 17 2020	SOCIETE GENERALE	(1,172)
USD	320,727	JPY	34,545,490	Jun 01 2020	SOCIETE GENERALE	392
USD	588,891	JPY	63,458,290	Jun 03 2020	SOCIETE GENERALE	442
USD	150,000	KRW	180,670,151	Jun 17 2020	SOCIETE GENERALE	4,125
USD	150,000	PHP	7,797,439	Jun 17 2020	SOCIETE GENERALE	(3,961)
USD	50,000	RUB	3,940,805	Jun 17 2020	SOCIETE GENERALE	(5,869)
USD	100,000	SGD	138,571	Jun 17 2020	SOCIETE GENERALE	1,913
USD	150,000	THB	4,760,808	Jun 17 2020	SOCIETE GENERALE	348
USD	200,000	TRY	1,384,871	Jun 17 2020	SOCIETE GENERALE	(1,873)
USD	50,000	TWD	1,489,808	Jun 17 2020	SOCIETE GENERALE	371
USD	100,000	ZAR	1,660,448	Jun 17 2020	SOCIETE GENERALE	5,587
ZAR	836,090	USD	50,000	Jun 17 2020	SOCIETE GENERALE	(2,460)
Total Forward Foreign Currency Contracts						$(1,792)

AUD	Australian Dollar	LME	London Mercantile Exchange
BRL	Brazilian Real	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	Deutscher Aktienindex	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
ILS	Israeli New Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	WTI	West Texas Intermediate
KRW	Korean Won	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

   CONSOLIDATION OF SUBSIDIARIES –  The Abbey Capital Mulit-Asset Fund (the "ACMAF" or "Fund") seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a "Long U.S. Equity" strategy and a “Fixed Income” strategy. The Managed Futures strategy will be achieved by the ACMAF investing up to 25% of its total assets in Abbey Capital Multi Asset Offshore Fund Limited (the "Subsidiary"), a wholly-owned and controlled subsidiary of the ACMAF organized under the laws of the Cayman Islands. The consolidated financial statements of the ACMAF include the financial statements of the Subsidiary. The ACMAF consolidates the results of subsidiaries in which the ACMAF holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of May 31, 2020, the net assets of the Subsidiary were $6,791,964, which represented 20.94% of the ACMAF's net assets.

   PORTFOLIO VALUATION — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services ordealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.
• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's investments carried at fair value:

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$23,976,709	$23,976,709	$-	$-
Commodity Contracts
Futures Contracts	520,311	520,311	-	-
Equity Contracts
Futures Contracts	3,292,716	3,292,716	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	71,485	-	71,485	-
Futures Contracts	5,756	5,756	-	-
Interest Rate Contracts
Futures Contracts	139,293	139,293	-	-
Total Assets	$28,006,270	$27,934,785	$71,485	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(336,144)	$(336,144)	$-	$-
Equity Contracts
Futures Contracts	(158,051)	(158,051)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(73,277)	-	(73,277)	-
Futures Contracts	(70,613)	(70,613)	-	-
Interest Rate Contracts
Futures Contracts	(21,167)	(21,167)	-	-
Total Liabilities	$(659,252)	$(585,975)	$(73,277)	$-

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2020, the Fund had no Level 3 Transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.